Refund liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities	Development of refund liabilities during the period is presented below:

	Year ended December 31
in € thousand	2023	2022
BALANCE AS AT JANUARY 1	143,085	254,582
Additions	465	52,012
Payments	(352)	(2,626)
Other releases	(108,542)	(879)
Revenue recognition	(40)	(169,242)
Interest expense capitalized	8,419	9,597
Exchange rate difference	(3,095)	(357)
BALANCE AS AT CLOSING DATE	39,941	143,085
Less non-current portion	(6,303)	(6,635)
CURRENT PORTION	33,637	136,450